UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2490

Smith Barney Money Funds, Inc.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: December 31

Date of reporting period: July 1, 2004–June 30, 2005

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02490
Reporting Period: 07/01/2004 - 06/30/2005
Smith Barney Money Funds, Inc.

=============== SMITH BARNEY MONEY FUNDS, INC. - CASH PORTFOLIO ================

============ SMITH BARNEY MONEY FUNDS, INC. - GOVERNMENT PORTFOLIO =============

BP PLC  (FORM. BP AMOCO PLC )

Ticker:       BP.PP          Security ID:  055622104
Meeting Date: APR 14, 2005   Meeting Type: Annual
Record Date:  FEB 18, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Dr D C Allen              For       For        Management
1.2   Elect  Director Lord Browne               For       For        Management
1.3   Elect  Director Mr J H  Bryan             For       For        Management
1.4   Elect  Director Mr A  Burgmans            For       For        Management
1.5   Elect  Director Mr I C  Conn              For       For        Management
1.6   Elect  Director Mr E B  Davis, Jr         For       For        Management
1.7   Elect  Director Mr D J  Flint             For       For        Management
1.8   Elect  Director Dr B E  Grote             For       For        Management
1.9   Elect  Director Dr A B  Hayward           For       For        Management
1.10  Elect  Director Dr D S  Julius            For       For        Management
1.11  Elect  Director Sir Tom Mckillop          For       For        Management
1.12  Elect  Director Mr J A  Manzoni           For       For        Management
1.13  Elect  Director Dr W E  Massey            For       For        Management
1.14  Elect  Director Mr H M P  Miles           For       For        Management
1.15  Elect  Director Sir Ian Prosser           For       For        Management
1.16  Elect  Director Mr M H Wilson             For       For        Management
1.17  Elect  Director Mr P D Sutherland         For       For        Management
2     Ratify Auditors                           For       For        Management
3     TO GIVE AUTHORITY TO ALLOT SHARES UP TO A For       For        Management
      SPECIFIED AMOUNT
4     SPECIAL RESOLUTION: TO GIVE AUTHORITY TO  For       For        Management
      ALLOT A LIMITED NUMBER OF SHARES FOR CASH
      WITHOUT MAKING AN OFFER TO SHAREHOLDERS
5     SPECIAL RESOLUTION: TO GIVE LIMITED       For       For        Management
      AUTHORITY FOR THE PURCHASE OF ITS OWN
      SHARES BY THE COMPANY
6     TO APPROVE THE DIRECTORS  REMUNERATION    For       For        Management
      REPORT
7     TO APPROVE THE RENEWAL OF EXECUTIVE       For       For        Management
      DIRECTORS  INCENTIVE PLAN
8     TO RECEIVE THE DIRECTORS  ANNUAL REPORT   For       For        Management
      AND THE ACCOUNTS

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Money Funds, Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

Chairman, President and Chief Executive Officer of

Smith Barney Money Funds, Inc.

Date: August 29, 2005